Inventories	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories

NOTE 5 - INVENTORIES

Inventories consist of the following:

	December 31, 2017	December 31, 2016
Raw materials	$1,608,826	$1,386,807
Finished goods	178,810	1,552
Work in-progress	595,401	1,661,844
Less: allowance for inventories	(7,430)	(6,961)
	$2,375,607	$3,043,242